UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	1,146,779	$10,871,459
MFS Commodity Strategy Fund - Class R5 (v)	791,471	5,405,750
MFS Emerging Markets Debt Fund - Class R5	753,811	10,937,804
MFS Emerging Markets Debt Local Currency Fund - Class R5	682,015	5,422,020
MFS Global Bond Fund - Class R5	3,070,793	27,207,225
MFS Global Real Estate Fund - Class R5	327,969	5,391,817
MFS Government Securities Fund - Class R5	5,297,071	54,612,807
MFS Growth Fund - Class R5	308,890	21,668,600
MFS High Income Fund - Class R5	4,701,836	16,409,406
MFS Inflation-Adjusted Bond Fund - Class R5	5,146,364	54,911,708
MFS International Growth Fund - Class R5	207,110	5,428,363
MFS International Value Fund - Class R5	160,498	5,463,348
MFS Limited Maturity Fund - Class R5	18,065,662	108,755,286
MFS Mid Cap Growth Fund - Class R5	1,155,603	16,224,670
MFS Mid Cap Value Fund - Class R5	820,740	16,185,000
MFS New Discovery Fund - Class R5	224,317	5,367,896
MFS New Discovery Value Fund - Class R5	440,470	5,391,347
MFS Research Bond Fund - Class R5	9,871,064	109,371,395
MFS Research Fund - Class R5	584,354	21,597,716
MFS Research International Fund - Class R5	994,594	16,291,449
MFS Value Fund - Class R5	638,280	21,452,606
Total Underlying Affiliated Funds		$544,367,672

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	856,019	$856,019
Total Investments		$545,223,691

Other Assets, Less Liabilities - 0.0%		206,199
Net Assets - 100.0%		$545,429,890

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$545,223,691	$—	$—	$545,223,691

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$508,169,015
Gross unrealized appreciation	41,539,349
Gross unrealized depreciation	(4,484,673)
Net unrealized appreciation (depreciation)	$37,054,676

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	703,201	490,608	(47,030)	1,146,779
MFS Commodity Strategy Fund	366,259	454,654	(29,442)	791,471
MFS Emerging Markets Debt Fund	228,257	557,519	(31,965)	753,811
MFS Emerging Markets Debt Local Currency Fund	—	699,064	(17,049)	682,015
MFS Global Bond Fund	1,783,306	1,423,557	(136,070)	3,070,793
MFS Global Real Estate Fund	223,840	151,648	(47,519)	327,969
MFS Government Securities Fund	3,391,560	2,258,352	(352,841)	5,297,071
MFS Growth Fund	202,682	148,846	(42,638)	308,890
MFS High Income Fund	2,806,788	2,152,048	(257,000)	4,701,836
MFS Inflation-Adjusted Bond Fund	3,235,720	2,289,150	(378,506)	5,146,364
MFS Institutional Money Market Portfolio	13	146,423,796	(145,567,790)	856,019
MFS International Growth Fund	120,188	104,655	(17,733)	207,110
MFS International Value Fund	99,184	78,239	(16,925)	160,498
MFS Limited Maturity Fund	11,254,375	7,784,376	(973,089)	18,065,662
MFS Mid Cap Growth Fund	733,199	583,949	(161,545)	1,155,603
MFS Mid Cap Value Fund	501,592	422,803	(103,655)	820,740
MFS New Discovery Fund	127,685	125,843	(29,211)	224,317
MFS New Discovery Value Fund	258,369	242,406	(60,305)	440,470
MFS Research Bond Fund	6,881,078	4,499,149	(1,509,163)	9,871,064
MFS Research Fund	368,343	291,287	(75,276)	584,354
MFS Research International Fund	572,576	504,748	(82,730)	994,594
MFS Value Fund	408,212	314,617	(84,549)	638,280

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(22,988)	$—	$56,497	$10,871,459
MFS Commodity Strategy Fund	(66,932)	—	10,895	5,405,750
MFS Emerging Markets Debt Fund	(42,406)	—	194,124	10,937,804
MFS Emerging Markets Debt Local Currency Fund	(2,338)	—	38,927	5,422,020
MFS Global Bond Fund	(195,425)	—	76,919	27,207,225
MFS Global Real Estate Fund	12,439	71,905	128,295	5,391,817
MFS Government Securities Fund	(139,975)	—	812,232	54,612,807
MFS Growth Fund	73,567	705,316	—	21,668,600
MFS High Income Fund	(32,978)	—	594,453	16,409,406
MFS Inflation-Adjusted Bond Fund	(323,769)	—	695,497	54,911,708
MFS Institutional Money Market Portfolio	—	—	1,235	856,019
MFS International Growth Fund	(34,523)	42,920	74,796	5,428,363
MFS International Value Fund	(19,385)	46,952	113,080	5,463,348
MFS Limited Maturity Fund	(149,686)	—	923,964	108,755,286
MFS Mid Cap Growth Fund	50,232	911,483	—	16,224,670
MFS Mid Cap Value Fund	(240)	808,252	103,245	16,185,000
MFS New Discovery Fund	(28,105)	324,559	—	5,367,896
MFS New Discovery Value Fund	(8,941)	260,897	20,226	5,391,347
MFS Research Bond Fund	(159,980)	—	2,666,314	109,371,395
MFS Research Fund	58,620	892,118	179,605	21,597,716
MFS Research International Fund	(109,396)	—	362,688	16,291,449
MFS Value Fund	46,232	483,481	299,991	21,452,606

	$(1,095,977)	$4,547,883	$7,352,983	$545,223,691

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2015 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.7%
MFS Absolute Return Fund - Class R5	109,019	$1,033,497
MFS Commodity Strategy Fund - Class R5 (v)	75,135	513,171
MFS Emerging Markets Debt Fund - Class R5	76,454	1,109,347
MFS Emerging Markets Debt Local Currency Fund - Class R5	73,502	584,343
MFS Global Bond Fund - Class R5	291,644	2,583,969
MFS Global Real Estate Fund - Class R5	31,060	510,633
MFS Government Securities Fund - Class R5	502,680	5,182,626
MFS Growth Fund - Class R5	31,207	2,189,202
MFS High Income Fund - Class R5	487,536	1,701,501
MFS Inflation-Adjusted Bond Fund - Class R5	489,480	5,222,747
MFS International Growth Fund - Class R5	22,268	583,644
MFS International Value Fund - Class R5	17,296	588,756
MFS Limited Maturity Fund - Class R5	1,596,917	9,613,440
MFS Mid Cap Growth Fund - Class R5	114,573	1,608,603
MFS Mid Cap Value Fund - Class R5	81,203	1,601,325
MFS New Discovery Fund - Class R5	21,265	508,868
MFS New Discovery Value Fund - Class R5	41,736	510,851
MFS Research Bond Fund - Class R5	905,123	10,028,766
MFS Research Fund - Class R5	58,960	2,179,145
MFS Research International Fund - Class R5	98,312	1,610,351
MFS Value Fund - Class R5	64,323	2,161,885
Total Underlying Affiliated Funds		$51,626,670

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	148,386	$148,386
Total Investments		$51,775,056

Other Assets, Less Liabilities - (0.0)%		(23,691)
Net Assets - 100.0%		$51,751,365

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,775,056	$—	$—	$51,775,056

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,536,745
Gross unrealized appreciation	1,821,792
Gross unrealized depreciation	(583,481)
Net unrealized appreciation (depreciation)	$1,238,311

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	95,294	22,082	(8,357)	109,019
MFS Commodity Strategy Fund	49,516	28,573	(2,954)	75,135
MFS Emerging Markets Debt Fund	48,618	37,730	(9,894)	76,454
MFS Emerging Markets Debt Local Currency Fund	—	76,043	(2,541)	73,502
MFS Global Bond Fund	242,013	76,017	(26,386)	291,644
MFS Global Real Estate Fund	30,310	7,254	(6,504)	31,060
MFS Government Securities Fund	460,028	101,113	(58,461)	502,680
MFS Growth Fund	31,336	7,695	(7,824)	31,207
MFS High Income Fund	453,225	95,585	(61,274)	487,536
MFS Inflation-Adjusted Bond Fund	438,507	113,581	(62,608)	489,480
MFS Institutional Money Market Portfolio	13	11,591,016	(11,442,643)	148,386
MFS International Growth Fund	20,957	5,529	(4,218)	22,268
MFS International Value Fund	17,267	3,679	(3,650)	17,296
MFS Limited Maturity Fund	1,308,246	389,202	(100,531)	1,596,917
MFS Mid Cap Growth Fund	108,493	33,169	(27,089)	114,573
MFS Mid Cap Value Fund	74,485	23,222	(16,504)	81,203
MFS New Discovery Fund	17,044	9,425	(5,204)	21,265
MFS New Discovery Value Fund	34,788	15,871	(8,923)	41,736
MFS Research Bond Fund	872,946	214,996	(182,819)	905,123
MFS Research Fund	57,058	15,700	(13,798)	58,960
MFS Research International Fund	85,107	28,019	(14,814)	98,312
MFS Value Fund	63,210	15,198	(14,085)	64,323

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(868)	$—	$5,866	$1,033,497
MFS Commodity Strategy Fund	(1,756)	—	1,170	513,171
MFS Emerging Markets Debt Fund	(9,464)	—	26,922	1,109,347
MFS Emerging Markets Debt Local Currency Fund	(355)	—	4,571	584,343
MFS Global Bond Fund	(22,992)	—	24,885	2,583,969
MFS Global Real Estate Fund	2,222	7,690	13,721	510,633
MFS Government Securities Fund	(15,831)	—	85,089	5,182,626
MFS Growth Fund	14,577	82,429	—	2,189,202
MFS High Income Fund	(3,376)	—	71,121	1,701,501
MFS Inflation-Adjusted Bond Fund	(45,055)	—	72,458	5,222,747
MFS Institutional Money Market Portfolio	—	—	74	148,386
MFS International Growth Fund	(896)	5,355	9,332	583,644
MFS International Value Fund	989	6,606	13,360	588,756
MFS Limited Maturity Fund	(8,104)	—	86,750	9,613,440
MFS Mid Cap Growth Fund	6,691	102,749	—	1,608,603
MFS Mid Cap Value Fund	4,359	91,141	11,642	1,601,325
MFS New Discovery Fund	(3,844)	34,877	—	508,868
MFS New Discovery Value Fund	(1,077)	30,393	2,165	510,851
MFS Research Bond Fund	(16,908)	37,149	230,303	10,028,766
MFS Research Fund	13,878	103,150	20,767	2,179,145
MFS Research International Fund	(7,152)	—	41,066	1,610,351
MFS Value Fund	9,953	56,137	34,358	2,161,885

	$(85,009)	$557,676	$755,620	$51,775,056

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	698,598	$6,622,715
MFS Commodity Strategy Fund - Class R5 (v)	659,701	4,505,755
MFS Emerging Markets Debt Fund - Class R5	740,774	10,748,625
MFS Emerging Markets Debt Local Currency Fund - Class R5	891,131	7,084,489
MFS Global Bond Fund - Class R5	2,009,942	17,808,085
MFS Global Real Estate Fund - Class R5	243,756	4,007,346
MFS Government Securities Fund - Class R5	3,467,515	35,750,076
MFS Growth Fund - Class R5	315,559	22,136,472
MFS High Income Fund - Class R5	5,132,195	17,911,361
MFS Inflation-Adjusted Bond Fund - Class R5	3,236,395	34,532,340
MFS International Growth Fund - Class R5	290,566	7,615,722
MFS International New Discovery Fund - Class R5	17,744	493,465
MFS International Value Fund - Class R5	225,854	7,688,063
MFS Limited Maturity Fund - Class R5	5,094,353	30,668,005
MFS Mid Cap Growth Fund - Class R5	1,109,822	15,581,898
MFS Mid Cap Value Fund - Class R5	784,857	15,477,374
MFS New Discovery Fund - Class R5	156,386	3,742,314
MFS New Discovery Value Fund - Class R5	306,706	3,754,081
MFS Research Bond Fund - Class R5	4,535,481	50,253,127
MFS Research Fund - Class R5	595,119	21,995,606
MFS Research International Fund - Class R5	929,099	15,218,634
MFS Value Fund - Class R5	648,382	21,792,133
Total Underlying Affiliated Funds		$355,387,686

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	254,852	$254,852
Total Investments		$355,642,538

Other Assets, Less Liabilities - (0.0)%		(123,679)
Net Assets - 100.0%		$355,518,859

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$355,642,538	$—	$—	$355,642,538

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$315,034,440
Gross unrealized appreciation	44,039,152
Gross unrealized depreciation	(3,431,054)
Net unrealized appreciation (depreciation)	$40,608,098

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	625,802	129,663	(56,867)	698,598
MFS Commodity Strategy Fund	604,263	139,038	(83,600)	659,701
MFS Emerging Markets Debt Fund	713,032	106,226	(78,484)	740,774
MFS Emerging Markets Debt Local Currency Fund	—	911,428	(20,297)	891,131
MFS Global Bond Fund	1,856,838	329,585	(176,481)	2,009,942
MFS Global Real Estate Fund	301,966	24,643	(82,853)	243,756
MFS Government Securities Fund	3,526,552	434,542	(493,579)	3,467,515
MFS Growth Fund	347,152	41,178	(72,771)	315,559
MFS High Income Fund	4,867,914	785,845	(521,564)	5,132,195
MFS Inflation-Adjusted Bond Fund	2,879,181	687,281	(330,067)	3,236,395
MFS Institutional Money Market Portfolio	10	31,900,252	(31,645,410)	254,852
MFS International Growth Fund	288,177	41,514	(39,125)	290,566
MFS International New Discovery Fund	35,050	475	(17,781)	17,744
MFS International Value Fund	237,584	25,537	(37,267)	225,854
MFS Limited Maturity Fund	4,164,965	1,279,447	(350,059)	5,094,353
MFS Mid Cap Growth Fund	1,237,604	177,028	(304,810)	1,109,822
MFS Mid Cap Value Fund	849,726	123,029	(187,898)	784,857
MFS New Discovery Fund	150,246	46,214	(40,074)	156,386
MFS New Discovery Value Fund	305,464	75,345	(74,103)	306,706
MFS Research Bond Fund	5,061,653	799,257	(1,325,429)	4,535,481
MFS Research Fund	631,387	93,348	(129,616)	595,119
MFS Research International Fund	911,362	146,214	(128,477)	929,099
MFS Value Fund	700,552	81,429	(133,599)	648,382

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(27,891)	$—	$39,177	$6,622,715
MFS Commodity Strategy Fund	(155,868)	—	10,825	4,505,755
MFS Emerging Markets Debt Fund	(78,526)	—	378,770	10,748,625

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(2,995)	$—	$55,252	$7,084,489
MFS Global Bond Fund	(210,380)	—	147,693	17,808,085
MFS Global Real Estate Fund	80,688	62,674	111,824	4,007,346
MFS Government Securities Fund	(197,489)	—	634,460	35,750,076
MFS Growth Fund	726,472	853,465	—	22,136,472
MFS High Income Fund	(36,605)	—	774,537	17,911,361
MFS Inflation-Adjusted Bond Fund	(301,728)	—	485,360	34,532,340
MFS Institutional Money Market Portfolio	—	—	142	254,852
MFS International Growth Fund	9,937	70,078	122,123	7,615,722
MFS International New Discovery Fund	164,782	—	8,297	493,465
MFS International Value Fund	96,582	86,375	174,670	7,688,063
MFS Limited Maturity Fund	(48,182)	—	283,727	30,668,005
MFS Mid Cap Growth Fund	782,370	1,027,866	—	15,581,898
MFS Mid Cap Value Fund	567,204	115,968	907,851	15,477,374
MFS New Discovery Fund	(4,267)	264,383	—	3,742,314
MFS New Discovery Value Fund	10,768	246,325	16,493	3,754,081
MFS Research Bond Fund	(158,038)	188,381	1,293,950	50,253,127
MFS Research Fund	606,071	1,061,260	213,658	21,995,606
MFS Research International Fund	8,724	—	393,960	15,218,634
MFS Value Fund	493,576	636,978	312,752	21,792,133

	$2,325,205	$4,613,753	$6,365,521	$355,642,538

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	127,618	$1,209,814
MFS Commodity Strategy Fund - Class R5 (v)	553,062	3,777,412
MFS Emerging Markets Debt Fund - Class R5	251,867	3,654,591
MFS Emerging Markets Debt Local Currency Fund - Class R5	304,261	2,418,876
MFS Emerging Markets Equity Fund - Class R5	6,001	171,440
MFS Global Bond Fund - Class R5	627,743	5,561,800
MFS Global Real Estate Fund - Class R5	157,460	2,588,638
MFS Government Securities Fund - Class R5	1,016,683	10,482,006
MFS Growth Fund - Class R5	144,307	10,123,120
MFS High Income Fund - Class R5	1,743,867	6,086,094
MFS Inflation-Adjusted Bond Fund - Class R5	773,661	8,254,965
MFS International Growth Fund - Class R5	152,734	4,003,162
MFS International New Discovery Fund - Class R5	49,864	1,386,708
MFS International Value Fund - Class R5	118,982	4,050,132
MFS Mid Cap Growth Fund - Class R5	624,013	8,761,141
MFS Mid Cap Value Fund - Class R5	441,601	8,708,373
MFS New Discovery Fund - Class R5	78,015	1,866,888
MFS New Discovery Value Fund - Class R5	153,182	1,874,944
MFS Research Bond Fund - Class R5	803,601	8,903,903
MFS Research Fund - Class R5	258,776	9,564,370
MFS Research International Fund - Class R5	458,192	7,505,178
MFS Value Fund - Class R5	296,799	9,975,422
Total Underlying Affiliated Funds		$120,928,977

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	223,411	$223,411
Total Investments		$121,152,388

Other Assets, Less Liabilities - (0.1)%		(104,941)
Net Assets - 100.0%		$121,047,447

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$121,152,388	$—	$—	$121,152,388

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$117,164,735
Gross unrealized appreciation	5,698,180
Gross unrealized depreciation	(1,710,527)
Net unrealized appreciation (depreciation)	$3,987,653

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	88,978	43,546	(4,906)	127,618
MFS Commodity Strategy Fund	304,017	262,187	(13,142)	553,062
MFS Emerging Markets Debt Fund	172,933	85,710	(6,776)	251,867
MFS Emerging Markets Debt Local Currency Fund	—	305,149	(888)	304,261
MFS Emerging Markets Equity Fund	7,884	679	(2,562)	6,001
MFS Global Bond Fund	424,953	262,755	(59,965)	627,743
MFS Global Real Estate Fund	129,028	40,432	(12,000)	157,460
MFS Government Securities Fund	614,035	431,879	(29,231)	1,016,683
MFS Growth Fund	113,536	42,064	(11,293)	144,307
MFS High Income Fund	1,182,307	615,019	(53,459)	1,743,867
MFS Inflation-Adjusted Bond Fund	409,077	387,751	(23,167)	773,661
MFS Institutional Money Market Portfolio	13	31,122,063	(30,898,665)	223,411
MFS International Growth Fund	108,158	50,864	(6,288)	152,734
MFS International New Discovery Fund	37,375	14,875	(2,386)	49,864
MFS International Value Fund	89,122	36,432	(6,572)	118,982
MFS Mid Cap Growth Fund	468,109	204,433	(48,529)	624,013
MFS Mid Cap Value Fund	319,760	149,891	(28,050)	441,601
MFS New Discovery Fund	53,161	32,679	(7,825)	78,015
MFS New Discovery Value Fund	107,660	58,021	(12,499)	153,182
MFS Research Bond Fund	746,649	433,185	(376,233)	803,601
MFS Research Fund	186,460	87,982	(15,666)	258,776
MFS Research International Fund	303,295	169,532	(14,635)	458,192
MFS Value Fund	227,861	90,461	(21,523)	296,799

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(681)	$—	$6,175	$1,209,814
MFS Commodity Strategy Fund	(16,289)	—	8,237	3,777,412
MFS Emerging Markets Debt Fund	(5,969)	—	104,639	3,654,591

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(86)	$—	$18,320	$2,418,876
MFS Emerging Markets Equity Fund	(2,609)	4,045	1,899	171,440
MFS Global Bond Fund	(77,631)	—	129,996	5,561,800
MFS Global Real Estate Fund	3,662	37,319	66,586	2,588,638
MFS Government Securities Fund	(7,327)	—	138,570	10,482,006
MFS Growth Fund	12,458	360,765	—	10,123,120
MFS High Income Fund	(3,277)	—	142,411	6,086,094
MFS Inflation-Adjusted Bond Fund	(17,903)	—	76,996	8,254,965
MFS Institutional Money Market Portfolio	—	—	162	223,411
MFS International Growth Fund	(6,259)	34,563	60,233	4,003,162
MFS International New Discovery Fund	(1,097)	—	19,067	1,386,708
MFS International Value Fund	(4,518)	42,480	85,905	4,050,132
MFS Mid Cap Growth Fund	12,720	533,314	—	8,761,141
MFS Mid Cap Value Fund	6,018	474,986	60,674	8,708,373
MFS New Discovery Fund	(9,844)	123,260	—	1,866,888
MFS New Discovery Value Fund	(2,401)	102,272	7,684	1,874,944
MFS Research Bond Fund	(29,941)	31,137	215,872	8,903,903
MFS Research Fund	11,058	430,307	86,631	9,564,370
MFS Research International Fund	(10,198)	—	178,977	7,505,178
MFS Value Fund	11,636	246,378	138,432	9,975,422

	$(138,478)	$2,420,826	$1,547,466	$121,152,388

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	372,788	$3,534,026
MFS Commodity Strategy Fund - Class R5 (v)	2,243,236	15,321,300
MFS Emerging Markets Debt Fund - Class R5	733,565	10,644,027
MFS Emerging Markets Debt Local Currency Fund - Class R5	888,672	7,064,945
MFS Emerging Markets Equity Fund - Class R5	141,648	4,046,883
MFS Global Bond Fund - Class R5	798,605	7,075,644
MFS Global Real Estate Fund - Class R5	726,789	11,948,407
MFS Growth Fund - Class R5	595,847	41,798,673
MFS High Income Fund - Class R5	5,085,023	17,746,731
MFS Inflation-Adjusted Bond Fund - Class R5	1,734,520	18,507,328
MFS International Growth Fund - Class R5	748,779	19,625,501
MFS International New Discovery Fund - Class R5	292,330	8,129,689
MFS International Value Fund - Class R5	580,627	19,764,535
MFS Mid Cap Growth Fund - Class R5	2,437,398	34,221,064
MFS Mid Cap Value Fund - Class R5	1,724,944	34,015,887
MFS New Discovery Fund - Class R5	317,441	7,596,358
MFS New Discovery Value Fund - Class R5	623,366	7,629,999
MFS Research Bond Fund - Class R5	1,020,372	11,305,727
MFS Research Fund - Class R5	811,696	30,000,300
MFS Research International Fund - Class R5	1,651,238	27,047,270
MFS Value Fund - Class R5	1,225,411	41,186,060
Total Underlying Affiliated Funds		$378,210,354

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	1,007,351	$1,007,351
Total Investments		$379,217,705

Other Assets, Less Liabilities - (0.2)%		(856,136)
Net Assets - 100.0%		$378,361,569

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$379,217,705	$—	$—	$379,217,705

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$326,808,812
Gross unrealized appreciation	57,093,930
Gross unrealized depreciation	(4,685,037)
Net unrealized appreciation (depreciation)	$52,408,893

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	302,439	98,574	(28,225)	372,788
MFS Commodity Strategy Fund	1,532,609	814,892	(104,265)	2,243,236
MFS Emerging Markets Debt Fund	589,143	189,322	(44,900)	733,565
MFS Emerging Markets Debt Local Currency Fund	—	898,423	(9,751)	888,672
MFS Emerging Markets Equity Fund	125,354	28,374	(12,080)	141,648
MFS Global Bond Fund	1,226,902	409,713	(838,010)	798,605
MFS Global Real Estate Fund	741,369	82,042	(96,622)	726,789
MFS Growth Fund	565,961	78,900	(49,014)	595,847
MFS High Income Fund	4,026,075	1,390,722	(331,774)	5,085,023
MFS Inflation-Adjusted Bond Fund	1,508,842	414,573	(188,895)	1,734,520
MFS Institutional Money Market Portfolio	16	38,891,587	(37,884,252)	1,007,351
MFS International Growth Fund	641,094	140,793	(33,108)	748,779
MFS International New Discovery Fund	265,066	42,715	(15,451)	292,330
MFS International Value Fund	529,115	91,985	(40,473)	580,627
MFS Mid Cap Growth Fund	2,237,730	423,678	(224,010)	2,437,398
MFS Mid Cap Value Fund	1,537,837	303,069	(115,962)	1,724,944
MFS New Discovery Fund	263,035	90,552	(36,146)	317,441
MFS New Discovery Value Fund	535,497	155,268	(67,399)	623,366
MFS Research Bond Fund	919,854	220,491	(119,973)	1,020,372
MFS Research Fund	740,152	128,134	(56,590)	811,696
MFS Research International Fund	1,370,185	351,530	(70,477)	1,651,238
MFS Value Fund	1,142,829	172,311	(89,729)	1,225,411

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,684)	$—	$19,930	$3,534,026
MFS Commodity Strategy Fund	(165,504)	—	35,280	15,321,300
MFS Emerging Markets Debt Fund	(48,574)	—	341,228	10,644,027

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(2,090)	$—	$54,263	$7,064,945
MFS Emerging Markets Equity Fund	(12,973)	90,406	42,420	4,046,883
MFS Global Bond Fund	(1,005,731)	—	112,660	7,075,644
MFS Global Real Estate Fund	49,379	179,772	320,755	11,948,407
MFS Growth Fund	103,574	1,564,452	—	41,798,673
MFS High Income Fund	(33,344)	—	697,193	17,746,731
MFS Inflation-Adjusted Bond Fund	(161,200)	—	258,148	18,507,328
MFS Institutional Money Market Portfolio	—	—	193	1,007,351
MFS International Growth Fund	(51,670)	176,886	308,255	19,625,501
MFS International New Discovery Fund	(9,962)	—	117,067	8,129,689
MFS International Value Fund	(32,172)	217,380	439,592	19,764,535
MFS Mid Cap Growth Fund	80,607	2,191,324	—	34,221,064
MFS Mid Cap Value Fund	10,585	1,943,566	248,268	34,015,887
MFS New Discovery Fund	(39,519)	524,858	—	7,596,358
MFS New Discovery Value Fund	(11,716)	464,198	32,767	7,629,999
MFS Research Bond Fund	(17,499)	42,249	248,686	11,305,727
MFS Research Fund	73,696	1,416,243	285,124	30,000,300
MFS Research International Fund	(70,644)	—	678,469	27,047,270
MFS Value Fund	37,418	1,061,533	651,734	41,186,060

	$(1,319,023)	$9,872,867	$4,892,032	$379,217,705

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	44,840	$425,087
MFS Commodity Strategy Fund - Class R5 (v)	658,384	4,496,766
MFS Emerging Markets Debt Fund - Class R5	88,319	1,281,504
MFS Emerging Markets Debt Local Currency Fund - Class R5	105,965	842,423
MFS Emerging Markets Equity Fund - Class R5	52,834	1,509,458
MFS Global Bond Fund - Class R5	96,482	854,830
MFS Global Real Estate Fund - Class R5	243,687	4,006,210
MFS Growth Fund - Class R5	159,634	11,198,316
MFS High Income Fund - Class R5	612,916	2,139,076
MFS Inflation-Adjusted Bond Fund - Class R5	334,817	3,572,502
MFS International Growth Fund - Class R5	228,353	5,985,136
MFS International New Discovery Fund - Class R5	110,708	3,078,795
MFS International Value Fund - Class R5	177,834	6,053,468
MFS Mid Cap Growth Fund - Class R5	659,085	9,253,558
MFS Mid Cap Value Fund - Class R5	467,660	9,222,248
MFS New Discovery Fund - Class R5	92,033	2,202,349
MFS New Discovery Value Fund - Class R5	180,173	2,205,312
MFS Research Bond Fund - Class R5	242,944	2,691,820
MFS Research Fund - Class R5	208,747	7,715,271
MFS Research International Fund - Class R5	449,833	7,368,268
MFS Value Fund - Class R5	329,847	11,086,157
Total Underlying Affiliated Funds		$97,188,554

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	205,371	$205,371
Total Investments		$97,393,925

Other Assets, Less Liabilities - (0.1)%		(96,327)
Net Assets - 100.0%		$97,297,598

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$97,393,925	$—	$—	$97,393,925

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$94,491,370
Gross unrealized appreciation	4,397,603
Gross unrealized depreciation	(1,495,048)
Net unrealized appreciation (depreciation)	$2,902,555

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	22,555	23,435	(1,150)	44,840
MFS Commodity Strategy Fund	305,918	366,093	(13,627)	658,384
MFS Emerging Markets Debt Fund	43,881	46,121	(1,683)	88,319
MFS Emerging Markets Debt Local Currency Fund	—	106,457	(492)	105,965
MFS Emerging Markets Equity Fund	32,246	22,812	(2,224)	52,834
MFS Global Bond Fund	91,339	91,500	(86,357)	96,482
MFS Global Real Estate Fund	172,427	91,159	(19,899)	243,687
MFS Growth Fund	105,750	60,009	(6,125)	159,634
MFS High Income Fund	299,939	321,058	(8,081)	612,916
MFS Inflation-Adjusted Bond Fund	197,079	159,027	(21,289)	334,817
MFS Institutional Money Market Portfolio	11	34,246,617	(34,041,257)	205,371
MFS International Growth Fund	135,872	99,133	(6,652)	228,353
MFS International New Discovery Fund	67,914	45,836	(3,042)	110,708
MFS International Value Fund	112,208	73,625	(7,999)	177,834
MFS Mid Cap Growth Fund	422,036	259,883	(22,834)	659,085
MFS Mid Cap Value Fund	289,184	192,953	(14,477)	467,660
MFS New Discovery Fund	52,942	44,932	(5,841)	92,033
MFS New Discovery Value Fund	107,516	82,817	(10,160)	180,173
MFS Research Bond Fund	150,295	107,291	(14,642)	242,944
MFS Research Fund	132,224	82,783	(6,260)	208,747
MFS Research International Fund	261,818	202,644	(14,629)	449,833
MFS Value Fund	213,150	127,545	(10,848)	329,847

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(198)	$—	$1,867	$425,087
MFS Commodity Strategy Fund	(15,533)	—	9,299	4,496,766
MFS Emerging Markets Debt Fund	(1,737)	—	30,902	1,281,504
MFS Emerging Markets Debt Local Currency Fund	(82)	—	6,176	842,423
MFS Emerging Markets Equity Fund	(4,019)	31,136	14,609	1,509,458
MFS Global Bond Fund	(73,295)	—	14,618	854,830
MFS Global Real Estate Fund	(2,757)	55,693	99,368	4,006,210
MFS Growth Fund	752	379,835	—	11,198,316
MFS High Income Fund	(725)	—	62,996	2,139,076
MFS Inflation-Adjusted Bond Fund	(16,703)	—	38,004	3,572,502
MFS Institutional Money Market Portfolio	—	—	165	205,371
MFS International Growth Fund	(13,131)	49,796	86,778	5,985,136
MFS International New Discovery Fund	(4,022)	—	40,251	3,078,795
MFS International Value Fund	(9,133)	61,087	123,531	6,053,468
MFS Mid Cap Growth Fund	(470)	543,202	—	9,253,558
MFS Mid Cap Value Fund	(2,966)	481,702	61,532	9,222,248
MFS New Discovery Fund	(9,153)	138,486	—	2,202,349
MFS New Discovery Value Fund	(3,848)	110,971	8,642	2,205,312
MFS Research Bond Fund	(1,270)	9,092	46,518	2,691,820
MFS Research Fund	(75)	333,020	67,045	7,715,271
MFS Research International Fund	(19,702)	—	170,741	7,368,268
MFS Value Fund	675	260,781	140,129	11,086,157

	$(177,392)	$2,454,801	$1,023,171	$97,393,925

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	2,111,155	$14,419,187
MFS Emerging Markets Equity Fund - Class R5	201,123	5,746,098
MFS Global Real Estate Fund - Class R5	881,104	14,485,343
MFS Growth Fund - Class R5	492,609	34,556,527
MFS Inflation-Adjusted Bond Fund - Class R5	688,456	7,345,829
MFS International Growth Fund - Class R5	778,616	20,407,538
MFS International New Discovery Fund - Class R5	417,886	11,621,402
MFS International Value Fund - Class R5	605,267	20,603,284
MFS Mid Cap Growth Fund - Class R5	2,053,831	28,835,781
MFS Mid Cap Value Fund - Class R5	1,451,299	28,619,621
MFS New Discovery Fund - Class R5	297,811	7,126,625
MFS New Discovery Value Fund - Class R5	583,886	7,146,760
MFS Research Bond Fund - Class R5	658,536	7,296,576
MFS Research Fund - Class R5	618,332	22,853,553
MFS Research International Fund - Class R5	1,426,687	23,369,134
MFS Value Fund - Class R5	1,010,255	33,954,678
Total Underlying Affiliated Funds		$288,387,936

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	82	$82
Total Investments		$288,388,018

Other Assets, Less Liabilities - 0.1%		237,863
Net Assets - 100.0%		$288,625,881

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$288,388,018	$—	$—	$288,388,018

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$245,088,683
Gross unrealized appreciation	47,110,706
Gross unrealized depreciation	(3,811,371)
Net unrealized appreciation (depreciation)	$43,299,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	1,353,552	851,405	(93,802)	2,111,155
MFS Emerging Markets Equity Fund	161,506	55,949	(16,332)	201,123
MFS Global Real Estate Fund	827,378	151,735	(98,009)	881,104
MFS Growth Fund	448,513	85,649	(41,553)	492,609
MFS Inflation-Adjusted Bond Fund	597,312	175,614	(84,470)	688,456
MFS Institutional Money Market Portfolio	9	43,942,057	(43,941,984)	82
MFS International Growth Fund	622,943	197,703	(42,030)	778,616
MFS International New Discovery Fund	340,697	98,720	(21,531)	417,886
MFS International Value Fund	514,356	133,404	(42,493)	605,267
MFS Mid Cap Growth Fund	1,800,938	437,905	(185,012)	2,053,831
MFS Mid Cap Value Fund	1,237,301	309,421	(95,423)	1,451,299
MFS New Discovery Fund	233,399	101,869	(37,457)	297,811
MFS New Discovery Value Fund	475,662	170,274	(62,050)	583,886
MFS Research Bond Fund	577,511	158,055	(77,030)	658,536
MFS Research Fund	544,660	117,087	(43,415)	618,332
MFS Research International Fund	1,129,868	372,508	(75,689)	1,426,687
MFS Value Fund	905,347	175,310	(70,402)	1,010,255

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(147,963)	$—	$32,783	$14,419,187
MFS Emerging Markets Equity Fund	(24,462)	124,570	58,451	5,746,098
MFS Global Real Estate Fund	27,688	216,950	387,088	14,485,343
MFS Growth Fund	53,051	1,282,383	—	34,556,527
MFS Inflation-Adjusted Bond Fund	(71,081)	—	100,879	7,345,829
MFS Institutional Money Market Portfolio	—	—	245	82
MFS International Growth Fund	(57,083)	180,443	314,455	20,407,538
MFS International New Discovery Fund	(20,847)	—	164,429	11,621,402
MFS International Value Fund	(36,683)	223,856	452,687	20,603,284

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Growth Fund	$35,233	$1,824,357	$—	$28,835,781
MFS Mid Cap Value Fund	4,047	1,620,490	206,999	28,619,621
MFS New Discovery Fund	(37,651)	489,423	—	7,126,625
MFS New Discovery Value Fund	(9,750)	425,089	30,573	7,146,760
MFS Research Bond Fund	(12,520)	27,447	156,433	7,296,576
MFS Research Fund	41,713	1,071,769	215,773	22,853,553
MFS Research International Fund	(69,194)	—	577,861	23,369,134
MFS Value Fund	17,939	876,545	523,453	33,954,678

	$(307,563)	$8,363,322	$3,222,109	$288,388,018

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	407,692	$2,784,538
MFS Emerging Markets Equity Fund - Class R5	38,440	1,098,237
MFS Global Real Estate Fund - Class R5 (v)	167,662	2,756,369
MFS Growth Fund - Class R5	94,675	6,641,480
MFS Inflation-Adjusted Bond Fund - Class R5	132,415	1,412,869
MFS International Growth Fund - Class R5	148,170	3,883,543
MFS International New Discovery Fund - Class R5	80,246	2,231,643
MFS International Value Fund - Class R5	115,371	3,927,231
MFS Mid Cap Growth Fund - Class R5 (a)	393,681	5,527,282
MFS Mid Cap Value Fund - Class R5	279,487	5,511,481
MFS New Discovery Fund - Class R5	57,490	1,375,739
MFS New Discovery Value Fund - Class R5	112,715	1,379,637
MFS Research Bond Fund - Class R5	126,547	1,402,140
MFS Research Fund - Class R5	119,450	4,414,868
MFS Research International Fund - Class R5	270,644	4,433,142
MFS Value Fund - Class R5	195,955	6,586,033
Total Underlying Affiliated Funds		$55,366,232

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	304,583	$304,583
Total Investments		$55,670,815

Other Assets, Less Liabilities - (0.3)%		(185,537)
Net Assets - 100.0%		$55,485,278

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$55,670,815	$—	$—	$55,670,815

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,182,699
Gross unrealized appreciation	2,314,331
Gross unrealized depreciation	(826,215)
Net unrealized appreciation (depreciation)	$1,488,116

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	171,357	250,903	(14,568)	407,692
MFS Emerging Markets Equity Fund	20,497	19,400	(1,457)	38,440
MFS Global Real Estate Fund	104,895	74,025	(11,258)	167,662
MFS Growth Fund	56,798	42,453	(4,576)	94,675
MFS Inflation-Adjusted Bond Fund	75,639	66,077	(9,301)	132,415
MFS Institutional Money Market Portfolio	7,936	23,321,892	(23,025,245)	304,583
MFS International Growth Fund	78,831	72,778	(3,439)	148,170
MFS International New Discovery Fund	43,074	38,390	(1,218)	80,246
MFS International Value Fund	65,075	54,313	(4,017)	115,371
MFS Mid Cap Growth Fund	228,007	186,367	(20,693)	393,681
MFS Mid Cap Value Fund	156,277	132,040	(8,830)	279,487
MFS New Discovery Fund	29,700	33,357	(5,567)	57,490
MFS New Discovery Value Fund	60,332	59,839	(7,456)	112,715
MFS Research Bond Fund	73,180	61,377	(8,010)	126,547
MFS Research Fund	68,900	54,901	(4,351)	119,450
MFS Research International Fund	142,831	134,527	(6,714)	270,644
MFS Value Fund	114,576	87,000	(5,621)	195,955

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(19,499)	$—	$5,452	$2,784,538
MFS Emerging Markets Equity Fund	(2,367)	21,302	9,996	1,098,237
MFS Global Real Estate Fund	(10)	36,121	64,448	2,756,369
MFS Growth Fund	1,327	211,649	—	6,641,480
MFS Inflation-Adjusted Bond Fund	(7,544)	—	14,594	1,412,869
MFS Institutional Money Market Portfolio	—	—	123	304,583
MFS International Growth Fund	(7,851)	30,636	53,390	3,883,543
MFS International New Discovery Fund	(2,329)	—	27,600	2,231,643
MFS International Value Fund	(5,618)	37,540	75,915	3,927,231
MFS Mid Cap Growth Fund	1,000	305,502	—	5,527,282
MFS Mid Cap Value Fund	(1,018)	271,203	34,643	5,511,481
MFS New Discovery Fund	(8,248)	81,901	—	1,375,739
MFS New Discovery Value Fund	(2,207)	64,427	5,086	1,379,637
MFS Research Bond Fund	(979)	4,595	23,103	1,402,140
MFS Research Fund	1,635	179,499	36,138	4,414,868
MFS Research International Fund	(10,155)	—	97,285	4,433,142
MFS Value Fund	792	146,246	77,439	6,586,033

	$(63,071)	$1,390,621	$525,212	$55,670,815

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	584,785	$3,994,083
MFS Emerging Markets Equity Fund - Class R5	55,265	1,578,924
MFS Global Real Estate Fund - Class R5	240,422	3,952,538
MFS Growth Fund - Class R5	135,662	9,516,712
MFS Inflation-Adjusted Bond Fund - Class R5	189,865	2,025,858
MFS International Growth Fund - Class R5	212,470	5,568,842
MFS International New Discovery Fund - Class R5	114,708	3,190,041
MFS International Value Fund - Class R5	165,154	5,621,835
MFS Mid Cap Growth Fund - Class R5	564,044	7,919,192
MFS Mid Cap Value Fund - Class R5	401,059	7,908,885
MFS New Discovery Fund - Class R5	82,515	1,974,578
MFS New Discovery Value Fund - Class R5	161,646	1,978,543
MFS Research Bond Fund - Class R5	181,863	2,015,044
MFS Research Fund - Class R5	171,365	6,333,640
MFS Research International Fund - Class R5	389,318	6,377,020
MFS Value Fund - Class R5	281,768	9,470,209
Total Underlying Affiliated Funds		$79,425,944

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	259,170	$259,170
Total Investments		$79,685,114

Other Assets, Less Liabilities - (0.1)%		(99,762)
Net Assets - 100.0%		$79,585,352

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$79,685,114	$—	$—	$79,685,114

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$74,583,279
Gross unrealized appreciation	6,221,340
Gross unrealized depreciation	(1,119,505)
Net unrealized appreciation (depreciation)	$5,101,835

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	312,845	293,483	(21,543)	584,785
MFS Emerging Markets Equity Fund	37,541	21,506	(3,782)	55,265
MFS Global Real Estate Fund	190,900	70,442	(20,920)	240,422
MFS Growth Fund	104,008	42,071	(10,417)	135,662
MFS Inflation-Adjusted Bond Fund	138,227	69,125	(17,487)	189,865
MFS Institutional Money Market Portfolio	8	19,541,693	(19,282,531)	259,170
MFS International Growth Fund	143,448	77,605	(8,583)	212,470
MFS International New Discovery Fund	78,697	40,719	(4,708)	114,708
MFS International Value Fund	118,295	54,977	(8,118)	165,154
MFS Mid Cap Growth Fund	417,936	187,352	(41,244)	564,044
MFS Mid Cap Value Fund	285,548	133,223	(17,712)	401,059
MFS New Discovery Fund	54,752	36,458	(8,695)	82,515
MFS New Discovery Value Fund	110,746	63,428	(12,528)	161,646
MFS Research Bond Fund	133,620	63,958	(15,715)	181,863
MFS Research Fund	125,985	55,445	(10,065)	171,365
MFS Research International Fund	260,930	144,990	(16,602)	389,318
MFS Value Fund	208,764	88,527	(15,523)	281,768

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(36,997)	$—	$8,632	$3,994,083
MFS Emerging Markets Equity Fund	(7,884)	33,210	15,583	1,578,924
MFS Global Real Estate Fund	(3,545)	57,123	101,921	3,952,538
MFS Growth Fund	(4,874)	335,280	—	9,516,712
MFS Inflation-Adjusted Bond Fund	(16,280)	—	25,578	2,025,858
MFS Institutional Money Market Portfolio	—	—	129	259,170
MFS International Growth Fund	(15,760)	47,739	83,194	5,568,842
MFS International New Discovery Fund	(6,934)	—	43,215	3,190,041

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Fund	$(9,820)	$58,827	$118,961	$5,621,835
MFS Mid Cap Growth Fund	(9,764)	477,988	—	7,919,192
MFS Mid Cap Value Fund	(6,552)	424,792	54,262	7,908,885
MFS New Discovery Fund	(15,077)	127,524	—	1,974,578
MFS New Discovery Value Fund	(3,730)	106,780	7,974	1,978,543
MFS Research Bond Fund	(2,614)	7,204	39,782	2,015,044
MFS Research Fund	(2,778)	281,624	56,698	6,333,640
MFS Research International Fund	(17,636)	—	152,340	6,377,020
MFS Value Fund	(1,125)	228,214	132,456	9,470,209

	$(161,370)	$2,186,305	$840,725	$79,685,114

4

QUARTERLY REPORT

January 31, 2015

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 98.7%
MFS Commodity Strategy Fund - Class R5 (v)	66,246	$452,457
MFS Emerging Markets Equity Fund - Class R5	6,242	178,325
MFS Global Real Estate Fund - Class R5 (v)	27,127	445,974
MFS Growth Fund - Class R5	15,284	1,072,165
MFS Inflation-Adjusted Bond Fund - Class R5	21,330	227,592
MFS International Growth Fund - Class R5	23,858	625,320
MFS International New Discovery Fund - Class R5	12,888	358,404
MFS International Value Fund - Class R5	18,488	629,330
MFS Mid Cap Growth Fund - Class R5 (a)	63,589	892,793
MFS Mid Cap Value Fund - Class R5	45,262	892,562
MFS New Discovery Fund - Class R5	9,321	223,059
MFS New Discovery Value Fund - Class R5	18,237	223,218
MFS Research Bond Fund - Class R5	20,429	226,359
MFS Research Fund - Class R5	19,330	714,422
MFS Research International Fund - Class R5	43,624	714,564
MFS Value Fund - Class R5	31,846	1,070,344
Total Underlying Affiliated Funds		$8,946,888

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	152,324	$152,324
Total Investments		$9,099,212

Other Assets, Less Liabilities - (0.4)%		(39,178)
Net Assets - 100.0%		$9,060,034

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,099,212	$—	$—	$9,099,212

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,988,769
Gross unrealized appreciation	242,940
Gross unrealized depreciation	(132,497)
Net unrealized appreciation (depreciation)	$110,443

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	23,625	49,344	(6,723)	66,246
MFS Emerging Markets Equity Fund	2,836	4,005	(599)	6,242
MFS Global Real Estate Fund	14,411	16,481	(3,765)	27,127
MFS Growth Fund	7,851	9,383	(1,950)	15,284
MFS Inflation-Adjusted Bond Fund	10,432	14,695	(3,797)	21,330
MFS Institutional Money Market Portfolio	12,078	4,767,496	(4,627,250)	152,324
MFS International Growth Fund	10,819	15,523	(2,484)	23,858
MFS International New Discovery Fund	5,939	8,253	(1,304)	12,888
MFS International Value Fund	8,924	11,725	(2,161)	18,488
MFS Mid Cap Growth Fund	31,510	40,098	(8,019)	63,589
MFS Mid Cap Value Fund	21,548	28,203	(4,489)	45,262
MFS New Discovery Fund	4,133	6,801	(1,613)	9,321
MFS New Discovery Value Fund	8,363	12,513	(2,639)	18,237
MFS Research Bond Fund	10,077	13,562	(3,210)	20,429
MFS Research Fund	9,512	11,828	(2,010)	19,330
MFS Research International Fund	19,695	28,631	(4,702)	43,624
MFS Value Fund	15,756	19,146	(3,056)	31,846

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(7,424)	$—	$864	$452,457
MFS Emerging Markets Equity Fund	(1,079)	3,362	1,578	178,325
MFS Global Real Estate Fund	(1,389)	5,677	10,128	445,974
MFS Growth Fund	(2,048)	33,163	—	1,072,165
MFS Inflation-Adjusted Bond Fund	(1,417)	—	2,221	227,592
MFS Institutional Money Market Portfolio	—	—	56	152,324
MFS International Growth Fund	(4,899)	4,832	8,420	625,320
MFS International New Discovery Fund	(2,333)	—	4,297	358,404
MFS International Value Fund	(3,018)	5,915	11,960	629,330
MFS Mid Cap Growth Fund	(3,149)	47,985	—	892,793
MFS Mid Cap Value Fund	(2,634)	42,307	5,404	892,562
MFS New Discovery Fund	(3,934)	12,737	—	223,059
MFS New Discovery Value Fund	(1,780)	9,710	801	223,218
MFS Research Bond Fund	(214)	717	3,526	226,359
MFS Research Fund	(1,198)	28,132	5,663	714,422
MFS Research International Fund	(5,583)	—	15,163	714,564
MFS Value Fund	(1,945)	22,688	11,780	1,070,344

	$(44,044)	$217,225	$81,861	$9,099,212

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.